Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 25,722	¥ 43,716	¥ 151,177
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	887	12,377	40,588
Selling and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	1,572	6,840	23,870
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 23,263	¥ 24,499	¥ 86,719